OTHER COMPREHENSIVE INCOME (LOSS) (Schedule of Accumulated Other Comprehensive Loss, Net) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (6,120)
Other comprehensive income before reclassifications	4,092
Amounts reclassified from accumulated other comprehensive income	(815)
Net current-period other comprehensive income	3,277	$ (1,128)
Ending balance	(2,843)
Foreign currency translation adjustments [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(7,188)
Other comprehensive income before reclassifications	725
Amounts reclassified from accumulated other comprehensive income	0
Net current-period other comprehensive income	725
Ending balance	(6,463)
Unrealized gain on cash flow hedges [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	1,068
Other comprehensive income before reclassifications	3,367
Amounts reclassified from accumulated other comprehensive income	(815)
Net current-period other comprehensive income	2,552
Ending balance	$ 3,620